FINANCIAL RISK MANAGEMENT - Credit risk (Details) - Credit risk [member]	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	$ 12,279,702	$ 1,094,550	$ 1,387,670	$ 2,421,796
Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	630,623	$ 1,094,550
Short-term investments
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	$ 11,649,079